OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  January 31, 2017
                                                 Estimated average burden
                                                 hours per response.....20.6




                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2013 through October 31, 2014


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


         Pioneer Equity
         Income Fund

--------------------------------------------------------------------------------
         Annual Report | October 31, 2014
--------------------------------------------------------------------------------

         Ticker Symbols:

         Class A    PEQIX
         Class B    PBEQX*
         Class C    PCEQX
         Class K    PEQKX
         Class R    PQIRX
         Class Y    PYEQX
         Class Z    PEZQX

         *NOTE: Class B shares converted to Class A shares on November 10, 2014.

         [LOGO] PIONEER
                Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                            2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             9

Prices and Distributions                                                     10

Performance Update                                                           11

Comparing Ongoing Fund Expenses                                              18

Schedule of Investments                                                      20

Financial Statements                                                         27

Notes to Financial Statements                                                38

Report of Independent Registered Public Accounting Firm                      47

Approval of Investment Advisory Agreement                                    49

Trustees, Officers and Service Providers                                     54

                         Pioneer Equity Income Fund | Annual Report | 10/31/14 1

President's Letter

Dear Shareowner,

As we move into the final months of 2014, we remain confident that U.S. economic growth remains self-sustaining despite weakness in foreign economies, and that the expansion will continue until the economy reaches full employment. Unemployment has ticked down below 6% and the number of job openings is at the highest level since 2000, while the number of people filing initial unemployment claims has fallen to the lowest level in fourteen years. Wage growth, while still low, is outpacing inflation, consumer debt burdens are modest and lower gasoline prices are freeing up discretionary spending power.

The global economic picture is less rosy, however, as the conflict between Russia and the Ukraine is exacting a toll on the European economy, Japan is still working through the impact of its large tax increase, and the growth of China's investment-driven economy has been slowing. There are also geopolitical and other threats to the outlook, such as the Ebola virus outbreak and the advance of ISIS in key areas of the Middle East. On balance, though, we expect the global economy to continue to grow over the remainder of 2014 and in 2015.

While our economic outlook is generally constructive and we believe opportunities remain for prudent investors to earn attractive returns, markets are likely to continue to be volatile, a scenario that offers the potential for rewards, but for increased risks as well.

Since 1928, Pioneer's investment professionals have worked on behalf of our shareholders, incorporating proprietary research to find attractive investment opportunities and prudent risk management to construct portfolios.

We continue to advocate the benefits of adhering to a disciplined investment strategy and encourage you to work with your financial advisor to develop and implement an overall investment plan that addresses both your short- and long-term goals.

2 Pioneer Equity Income Fund | Annual Report | 10/31/14

On August 11, 2014, I joined Pioneer as the new President and CEO of Pioneer Investment Management USA, Inc. In my role, I will focus on preserving many of the rich qualities of our history, while meeting the challenges and capitalizing on the opportunities presented by an ever-changing world.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                         Pioneer Equity Income Fund | Annual Report | 10/31/14 3

Portfolio Management Discussion | 10/31/14

In the following interview, John Carey, Executive Vice President and Head of U.S. Core Value at Pioneer Investments, discusses the investment environment during the 12-month period ended October 31, 2014, and Pioneer Equity Income Fund's performance during the period. Mr. Carey is responsible for the day-to-day management of Pioneer Equity Income Fund.

Q How would you describe the market for equities during the 12-month period ended October 31, 2014, particularly for the types of equities deemed appropriate for the Fund?

A   The stock market rose during the 12-month period ended October 31, 2014.
    On a total-return basis, which includes reinvested dividends, the Standard & Poor's 500 Index advanced by 17.24%, and the Fund's benchmark, the Russell 1000 Value Index (the Russell Index), gained 16.46%. The market did slip back, or "correct," several times during the period, most notably in January 2014 and in September and the first half of October 2014, but each time the market reversed direction and climbed right back up. Investors' concerns during the period centered around geopolitical events and the health of world economies, interest rates, commodities prices, and the spread of the Ebola virus. Throughout, however, corporate earnings reports were better than anticipated, and the United States economy, despite an unexplained but apparently weather-related decline in the first calendar quarter of 2014, continued growing, with significant declines in the unemployment rate as employers added workers. The stock market ended the period on a strong note.

    Growth stocks did somewhat better than value stocks over the 12-month period, with a total return of 17.11% for the Russell 1000 Growth Index, versus the aforementioned gain of 16.46% for the Russell Index. Investors who worried about the sustainability of the economic recovery and the problems overseas appeared to favor companies with faster earnings growth. When interest rates did not rise as expected with the "tapering" of the Federal Reserve System's (the Fed's) "quantitative easing" program - but instead fell - investors also bid up the prices of utility stocks and real-estate-investment trusts (REITs). More cyclical and commodity-price-dependent companies, especially in the industrials, energy, and materials sectors, saw their share prices bounce around and in some cases decline. Since the Fund focuses on investing in dividend-paying stocks, its portfolio included holdings from both

4 Pioneer Equity Income Fund | Annual Report | 10/31/14 the industries and sectors that fared well, particularly utilities and REITs, and the areas that lagged, as many cyclical stocks, especially those in more mature industries, offer above-average dividend yields.

Q How did the Fund perform during the 12-month period ended October 31, 2014?

A Pioneer Equity Income Fund's Class A shares returned 12.33% at net asset value during the 12-month period ended October 31, 2014, while the Fund's benchmark, the Russell Index, returned 16.46%. During the same period, the average return of the 473 mutual funds in Lipper's Equity Income Funds category was 12.58%, and the average return of the 1,275 mutual funds in Morningstar's Large Value Funds category was 13.60%.

Q Could you please talk in more detail about the Fund's performance during the 12-month period ended October 31, 2014? Please discuss the underperformance of the Fund relative to its benchmark, the Russell Index.

A The bulk of the Fund's benchmark-relative underperformance was attributable to investments in four sectors: information technology, industrials, health care, and financials. In information technology, the Fund's investments in semiconductor manufacturers, particularly Xilinx and Microchip Technology, which we had emphasized due to their reasonable valuations and attractive dividends, did poorly as order patterns slowed. The portfolio's industrials holdings, most notably pump manufacturer Gorman-Rupp, lagged due to disappointing capital spending, though we remain confident that capital spending will improve as the economic cycle lengthens. In health care, the Fund made fairly successful investments in most areas, but the performance deficit in the sector resulted from not being invested in the best-performing industry within health care, health-care providers and services. We had not invested in that area because of uncertainty as to how the companies, mainly hospital chains and health-care insurers, would fare under the Affordable Care Act. In the short term, at least, the companies appeared to prosper, and our avoidance of the stocks proved costly to the Fund's relative performance. Finally, within financials, the Fund was likewise lightly represented in the strong-performing diversified financials group. We had emphasized regional banks and insurance companies in the portfolio due to corporate earnings profiles we felt better able to understand, and the more substantial dividends offered by firms in those industries.

    On the positive side, the Fund was correctly underweight the weak-performing energy and telecommunications-services sectors. The portfolio also included some outstanding individual stock performers, including Hillshire Brands, which received a premium take-out offer; Dr. Pepper

                         Pioneer Equity Income Fund | Annual Report | 10/31/14 5

    Snapple, a relatively small player in the soft-drink and beverage industry that nonetheless excelled by comparison with its larger rivals Coca-Cola and Pepsi; and Becton Dickinson and Smith & Nephew in the health care equipment and supplies area, as both companies saw growing demand for their products with increased hospital utilization.

Q Could you highlight some of the changes you made to the Fund's portfolio during the 12-month period ended October 31, 2014?

A We were active investors during the period, adding about 30 positions to the portfolio and selling about 33. Positioning the portfolio for the resurgence in North American rail transport, we took new positions in Canadian National Railway and CSX. PACCAR, the heavy-truck builder, gave the portfolio exposure to the strong growth in truck traffic as well. The continuing recovery in housing led us to purchase stakes in Whirlpool, the appliance manufacturer; and Wolseley, distributor of heating and plumbing supplies and other building materials. The generally good outlook for real estate also prompted us to add several REITs: Chesapeake Lodging Trust, Camden Property Trust, and Kimco Realty. ExxonMobil, Frank's International, and Kinder Morgan were new portfolio entries in energy; MeadWestvaco, in packaging and paper; Macy's, Nordstrom, and Foot Locker, in retailing; State Street and Prudential Financial, in financials; and GlaxoSmithKline and Roche, in pharmaceuticals. Readers of the following paragraph will note other new names as well.

    A significant amount of our selling during the period occurred in the energy and materials sectors, as well as in information technology. We judged that the fortunes for many of the resources companies were waning as the so-called "super cycle" for commodities appeared to be coming to an end. Among the positions we liquidated were those in Seadrill, ConocoPhillips, Chevron, LyondellBasell, BHP Billiton, Freeport McMoRan Copper & Gold, and Rio Tinto. In information technology, we sold Fund positions in several companies whose prospects appeared to us to have dimmed, including Xilinx and Maxim Integrated Products in semiconductors, and Anixter. One sale in technology, though, was of a very successful Fund holding, Molex, which was acquired by another company during the period at a substantial premium to our purchase price. Other portfolio sales, across a variety of sectors and industries, were of stocks we felt had reached fair value or that no longer held for us the investment appeal of other stocks we wished to buy.

    The overall effects of the purchasing and selling during the period, along with, of course, the ongoing price changes of the securities in the portfolio, were increases in the Fund's weightings in financials, health care, and industrials; decreases in the weightings in energy, information technology,

6 Pioneer Equity Income Fund | Annual Report | 10/31/14 materials, and telecommunications services; and only modest changes in the weightings in the remaining sectors, including consumer discretionary and consumer staples.

Q Did the Fund hold any derivatives during the 12-month period ended October 31, 2014?

A   No, the Fund had no exposure to derivatives during the period.

Q The Fund typically places an emphasis on dividend-paying* stocks. Would you describe the environment for dividends as positive or negative during the 12-month period ended October 31, 2014?

A We continue to see strong emphasis on dividends by companies in the U.S. The slower economic situation in Europe may mean that dividends there may not grow as fast in the near term, but many European companies continue to pay dividends at attractive rates. On the whole, the low-interest-rate environment prevailing throughout much of the developed world appears to be inclining investors to give strong consideration to stocks as sources of income. Demand for dividend-paying stocks, we think, will continue as long as interest rates remain low.

Q With the domestic economic recovery gaining more traction during most of 2014, the Fed finally ended its quantitative easing ("QE") bond-purchasing program toward the end of the 12-month period, while deferring, for now, any action on interest rates. Given that backdrop, what is your outlook on the U. S. economy and the equity markets heading into 2015?

A As we write, the world is watching oil prices, interest rates, growth rates in Europe and China, and a host of geopolitical hot spots. While there may be new points of focus for investors over the coming 12 months, we expect that the current concerns will be with us for a while. Corporate earnings in the U.S., propelled by robust profit margins and, increasingly, sales growth, remain at attractive levels, and stock valuations, while certainly higher than they were several years ago, are still at an average to perhaps slightly-above-average level, providing a potentially reasonable entry point for patient, long-term investors. We would note that some of the aforementioned concerns are interrelated. For instance, the sluggish economic situation in Europe is related in part to the aggressions of Russia towards the Ukraine and the resulting sanctions and trade disruptions; and the slower economic growth in China has most likely contributed to the weakening price of oil and other commodities.

*   Dividends are not guaranteed.

                         Pioneer Equity Income Fund | Annual Report | 10/31/14 7

    What will be the repercussions of world events in the U.S.? So far, the U.S. economy has managed to keep growing, but in a global economy and increasingly interdependent world we think that sustained growth in the U.S. will require improvement in Europe and Asia, and Latin America, too. Perhaps our economy can help fuel growth elsewhere, and that is one of the "bull cases," but we shall be encouraged by any resolution of current geopolitical issues and by positive steps taken by other countries to better their economic performance. In the meantime, our emphasis will be on investing the Fund in companies with sound finances, capable and committed managements, compelling industry positions, and positive long-term earnings potential.

    Thank you for your support.


Please refer to the Schedule of Investments on pages 20-26 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

8 Pioneer Equity Income Fund | Annual Report | 10/31/14

Portfolio Summary | 10/31/14

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                88.9%
International Common Stocks                        8.2%
Depository Receipts for International Stocks       2.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                        20.1%
Consumer Staples                                  15.0%
Health Care                                       13.5%
Utilities                                         10.7%
Industrials                                       10.0%
Materials                                          9.6%
Consumer Discretionary                             7.9%
Information Technology                             7.0%
Energy                                             4.7%
Telecommunication Services                         1.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    The Valspar Corp.                                                   3.93%
--------------------------------------------------------------------------------
 2.    The Gorman-Rupp Co.                                                 3.04
--------------------------------------------------------------------------------
 3.    The Chubb Corp.                                                     2.23
--------------------------------------------------------------------------------
 4.    Wells Fargo & Co.                                                   2.21
--------------------------------------------------------------------------------
 5.    US Bancorp/MN                                                       2.16
--------------------------------------------------------------------------------
 6.    Becton Dickinson and Co.                                            2.01
--------------------------------------------------------------------------------
 7.    Merck & Co., Inc.                                                   1.93
--------------------------------------------------------------------------------
 8.    Cedar Fair LP                                                       1.92
--------------------------------------------------------------------------------
 9.    Alliant Energy Corp.                                                1.83
--------------------------------------------------------------------------------
10.    Mondelez International, Inc.                                        1.81
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                         Pioneer Equity Income Fund | Annual Report | 10/31/14 9

Prices and Distributions | 10/31/14

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Class                   10/31/14                      10/31/13
--------------------------------------------------------------------------------
             A                      $36.47                        $34.35
--------------------------------------------------------------------------------
            B*                      $36.24                        $34.13
--------------------------------------------------------------------------------
             C                      $36.03                        $33.94
--------------------------------------------------------------------------------
             K                      $36.52                        $34.38
--------------------------------------------------------------------------------
             R                      $36.88                        $34.71
--------------------------------------------------------------------------------
             Y                      $36.77                        $34.62
--------------------------------------------------------------------------------
             Z                      $36.53                        $34.38
--------------------------------------------------------------------------------

Distributions per Share: 11/1/13-10/31/14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Net
                          Investment        Short-Term            Long-Term
           Class            Income         Capital Gains         Capital Gains
--------------------------------------------------------------------------------
             A             $0.8034             $--                 $1.1477
--------------------------------------------------------------------------------
            B*             $0.3965             $--                 $1.1477
--------------------------------------------------------------------------------
             C             $0.5479             $--                 $1.1477
--------------------------------------------------------------------------------
             K             $0.9416             $--                 $1.1477
--------------------------------------------------------------------------------
             R             $0.6741             $--                 $1.1477
--------------------------------------------------------------------------------
             Y             $0.9139             $--                 $1.1477
--------------------------------------------------------------------------------
             Z             $0.8542             $--                 $1.1477
--------------------------------------------------------------------------------

The Russell 1000 Value Index is an unmanaged index that measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-17.

*NOTE: Class B shares converted to Class A shares on November 10, 2014.

10 Pioneer Equity Income Fund | Annual Report | 10/31/14

Performance Update | 10/31/14                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Equity Income Fund at public offering price during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2014)
--------------------------------------------------------------------------------
                  Net               Public            Russell
                  Asset             Offering          1000
                  Value             Price             Value
Period            (NAV)             (POP)             Index
--------------------------------------------------------------------------------
10 Years           7.85%             7.22%             7.90%
5 Years           15.95             14.59             16.49
1 Year            12.33              5.86             16.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2014)
--------------------------------------------------------------------------------
                      Gross
--------------------------------------------------------------------------------
                      1.13%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Equity                 Russell 1000
                            Income Fund                    Value Index
10/31/2004                  $ 10,000                       $ 10,000
10/31/2005                  $ 10,450                       $ 11,186
10/31/2006                  $ 12,709                       $ 13,587
10/31/2007                  $ 14,007                       $ 15,059
10/31/2008                  $  9,806                       $  9,517
10/31/2009                  $  9,580                       $  9,973
10/31/2010                  $ 11,531                       $ 11,539
10/31/2011                  $ 12,830                       $ 12,250
10/31/2012                  $ 14,124                       $ 14,319
10/31/2013                  $ 17,871                       $ 18,370
10/31/2014                  $ 20,075                       $ 21,393

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 11

Performance Update | 10/31/14                                    Class B Shares*

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2014)
--------------------------------------------------------------------------------
                                               Russell
                                               1000
                   If            If            Value
Period             Held          Redeemed      Index
--------------------------------------------------------------------------------
10 Years            6.80%         6.80%         7.90%
5 Years            14.71         14.71         16.49
1 Year             11.09          7.09         16.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2014)
--------------------------------------------------------------------------------
                      Gross
--------------------------------------------------------------------------------
                      2.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Equity      Russell 1000
                            Income Fund         Value Index
10/31/2004                  $ 10,000            $ 10,000
10/31/2005                  $ 10,989            $ 11,186
10/31/2006                  $ 13,248            $ 13,587
10/31/2007                  $ 14,481            $ 15,059
10/31/2008                  $ 10,052            $  9,517
10/31/2009                  $  9,724            $  9,973
10/31/2010                  $ 11,595            $ 11,539
10/31/2011                  $ 12,767            $ 12,250
10/31/2012                  $ 13,895            $ 14,319
10/31/2013                  $ 17,388            $ 18,370
10/31/2014                  $ 19,317            $ 21,393

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

*NOTE: Class B shares converted to Class A shares on November 10, 2014.

12 Pioneer Equity Income Fund | Annual Report | 10/31/14

Performance Update | 10/31/14                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2014)
--------------------------------------------------------------------------------
                                            Russell
                                            1000
              If             If             Value
Period        Held           Redeemed       Index
--------------------------------------------------------------------------------
10 Years       7.04%          7.04%          7.90%
5 Years       15.10          15.10          16.49
1 Year        11.57          11.57          16.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2014)
--------------------------------------------------------------------------------
                      Gross
--------------------------------------------------------------------------------
                      1.87%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Equity       Russell 1000
                        Income Fund          Value Index
10/31/2004              $ 10,000             $ 10,000
10/31/2005              $ 10,998             $ 11,186
10/31/2006              $ 13,270             $ 13,587
10/31/2007              $ 14,513             $ 15,059
10/31/2008              $ 10,083             $  9,517
10/31/2009              $  9,770             $  9,973
10/31/2010              $ 11,671             $ 11,539
10/31/2011              $ 12,890             $ 12,250
10/31/2012              $ 14,084             $ 14,319
10/31/2013              $ 17,690             $ 18,370
10/31/2014              $ 19,738             $ 21,393

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 13

Performance Update | 10/31/14                                     Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class K shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2014)
--------------------------------------------------------------------------------
                                           Russell
                                           1000
              If            If             Value
Period        Held          Redeemed       Index
--------------------------------------------------------------------------------
10 Years       7.94%         7.94%          7.90%
5 Years       16.13         16.13          16.49
1 Year        12.82         12.82          16.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2014)
--------------------------------------------------------------------------------
                      Gross
--------------------------------------------------------------------------------
                      0.69%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Equity                 Russell 1000
                            Income Fund                    Value Index
10/31/2004                  $ 10,000                       $ 10,000
10/31/2005                  $ 11,087                       $ 11,186
10/31/2006                  $ 13,483                       $ 13,587
10/31/2007                  $ 14,861                       $ 15,059
10/31/2008                  $ 10,404                       $  9,517
10/31/2009                  $ 10,164                       $  9,973
10/31/2010                  $ 12,234                       $ 11,539
10/31/2011                  $ 13,612                       $ 12,250
10/31/2012                  $ 14,985                       $ 14,319
10/31/2013                  $ 19,030                       $ 18,370
10/31/2014                  $ 21,471                       $ 21,393

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 20, 2012, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception on December 20, 2012, would have been higher than the performance shown. For the period beginning December 20, 2012, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Equity Income Fund | Annual Report | 10/31/14

Performance Update | 10/31/14                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2014)
--------------------------------------------------------------------------------
                                                   Russell
                                                   1000
                   If             If               Value
Period             Held           Redeemed         Index
--------------------------------------------------------------------------------
10 Years            7.59%          7.59%            7.90%
5 Years            15.60          15.60            16.49
1 Year             11.95          11.95            16.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2014)
--------------------------------------------------------------------------------
                      Gross
--------------------------------------------------------------------------------
                      1.44%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Equity                 Russell 1000
                            Income Fund                    Value Index
10/31/2004                  $ 10,000                       $ 10,000
10/31/2005                  $ 11,064                       $ 11,186
10/31/2006                  $ 13,432                       $ 13,587
10/31/2007                  $ 14,788                       $ 15,059
10/31/2008                  $ 10,332                       $  9,517
10/31/2009                  $ 10,074                       $  9,973
10/31/2010                  $ 12,091                       $ 11,539
10/31/2011                  $ 13,416                       $ 12,250
10/31/2012                  $ 14,725                       $ 14,319
10/31/2013                  $ 18,573                       $ 18,370
10/31/2014                  $ 20,792                       $ 21,393

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 15

Performance Update | 10/31/14                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2014)
--------------------------------------------------------------------------------
                                             Russell
                                             1000
               If             If             Value
Period         Held           Redeemed       Index
--------------------------------------------------------------------------------
10 Years        8.28%          8.28%          7.90%
5 Years        16.39          16.39          16.49
1 Year         12.67          12.67          16.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2014)
--------------------------------------------------------------------------------
                      Gross
--------------------------------------------------------------------------------
                      0.79%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                            Pioneer Equity                 Russell 1000
                            Income Fund                    Value Index
10/31/2004                  $  5,000,000                   $  5,000,000
10/31/2005                  $  5,565,463                   $  5,593,246
10/31/2006                  $  6,795,185                   $  6,793,384
10/31/2007                  $  7,519,179                   $  7,529,373
10/31/2008                  $  5,284,932                   $  4,758,732
10/31/2009                  $  5,187,340                   $  4,986,427
10/31/2010                  $  6,275,629                   $  5,769,614
10/31/2011                  $  7,011,966                   $  6,125,056
10/31/2012                  $  7,745,873                   $  7,159,618
10/31/2013                  $  9,835,292                   $  9,185,003
10/31/2014                  $ 11,081,921                   $ 10,696,634

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

16 Pioneer Equity Income Fund | Annual Report | 10/31/14

Performance Update | 10/31/14                                     Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class Z shares of Pioneer Equity Income Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2014)
--------------------------------------------------------------------------------
                                               Russell
                                               1000
                 If             If             Value
Period           Held           Redeemed       Index
--------------------------------------------------------------------------------
10 Years          8.10%          8.10%          7.90%
5 Years          16.27          16.27          16.49
1 Year           12.58          12.58          16.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2014)
--------------------------------------------------------------------------------
                      Gross
--------------------------------------------------------------------------------
                      0.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            Pioneer Equity                 Russell 1000
                            Income Fund                    Value Index
10/31/2004                  $ 10,000                       $ 10,000
10/31/2005                  $ 11,087                       $ 11,186
10/31/2006                  $ 13,483                       $ 13,587
10/31/2007                  $ 14,883                       $ 15,059
10/31/2008                  $ 10,455                       $  9,517
10/31/2009                  $ 10,259                       $  9,973
10/31/2010                  $ 12,396                       $ 11,539
10/31/2011                  $ 13,842                       $ 12,250
10/31/2012                  $ 15,270                       $ 14,319
10/31/2013                  $ 19,363                       $ 18,370
10/31/2014                  $ 21,799                       $ 21,393

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for Class Z shares for periods prior to the inception of Class Z shares on July 6, 2007, is the net asset value performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on July 6, 2007, would have been higher than the performance shown. For the period beginning July 6, 2007, the actual performance of Class Z shares is reflected. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 17

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from May 1, 2014, through October 31, 2014.

-----------------------------------------------------------------------------------------------
Share Class             A          B          C          K          R          Y          Z
-----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 5/1/14
-----------------------------------------------------------------------------------------------
Ending Account      $1,047.85  $1,041.73  $1,044.27  $1,050.07  $1,045.97  $1,049.46  $1,048.62
Value (after
expenses) on
10/31/14
-----------------------------------------------------------------------------------------------
Expenses Paid       $    5.63  $   11.42  $    9.27  $    3.57  $    7.37  $    4.08  $    4.54
During Period*
-----------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.09%, 2.22%, 1.80%, 0.69% 1.43%, 0.79%, and 0.88% for Class A, Class B, Class C,
    Class K, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

18 Pioneer Equity Income Fund | Annual Report | 10/31/14

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2014, through October 31, 2014.

-----------------------------------------------------------------------------------------------
Share Class              A          B         C          K          R          Y         Z
-----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 5/1/14
-----------------------------------------------------------------------------------------------
Ending Account      $1,019.71  $1,014.01  $1,016.13  $1,021.73  $1,018.00  $1,021.22  $1,020.77
Value (after
expenses) on
10/31/14
-----------------------------------------------------------------------------------------------
Expenses Paid       $    5.55  $   11.27  $    9.15  $    3.52  $    7.27  $    4.02  $    4.48
During Period*
-----------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.09%, 2.22%, 1.80%, 0.69% 1.43%, 0.79%, and 0.88% for Class A, Class B, Class C,
    Class K, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 19

Schedule of Investments | 10/31/14

-------------------------------------------------------------------------------------------------------
 Shares                                                                                  Value
-------------------------------------------------------------------------------------------------------
                      COMMON STOCKS -- 100.0%
                      ENERGY -- 4.8%
                      Oil & Gas Equipment & Services -- 0.1%
     100,000          Frank's International NV*                                          $    1,723,000
-------------------------------------------------------------------------------------------------------
                      Integrated Oil & Gas -- 2.5%
     254,888          Exxon Mobil Corp.                                                  $   24,650,218
     150,000          Occidental Petroleum Corp.                                             13,339,500
                                                                                         --------------
                                                                                         $   37,989,718
-------------------------------------------------------------------------------------------------------
                      Oil & Gas Exploration & Production -- 0.4%
     153,340          Marathon Oil Corp.                                                 $    5,428,236
-------------------------------------------------------------------------------------------------------
                      Oil & Gas Refining & Marketing -- 1.4%
     224,000          Marathon Petroleum Corp.*                                          $   20,361,600
-------------------------------------------------------------------------------------------------------
                      Oil & Gas Storage & Transportation -- 0.4%
     155,006          Kinder Morgan, Inc./DE                                             $    5,998,732
                                                                                         --------------
                      Total Energy                                                       $   71,501,286
-------------------------------------------------------------------------------------------------------
                      MATERIALS -- 9.6%
                      Diversified Chemicals -- 1.6%
     105,500          EI du Pont de Nemours & Co.                                        $    7,295,325
     330,000          The Dow Chemical Co.                                                   16,302,000
                                                                                         --------------
                                                                                         $   23,597,325
-------------------------------------------------------------------------------------------------------
                      Specialty Chemicals -- 5.1%
       5,000          Givaudan SA                                                        $    8,326,408
     200,454          Johnson Matthey Plc                                                     9,533,038
     716,600          The Valspar Corp.                                                      58,875,852
                                                                                         --------------
                                                                                         $   76,735,298
-------------------------------------------------------------------------------------------------------
                      Paper Packaging -- 1.5%
     250,000          MeadWestvaco Corp.                                                 $   11,042,500
     267,500          Sonoco Products Co.                                                    10,932,725
                                                                                         --------------
                                                                                         $   21,975,225
-------------------------------------------------------------------------------------------------------
                      Diversified Metals & Mining -- 1.4%
     255,100          Compass Minerals International, Inc.                               $   21,856,968
                                                                                         --------------
                      Total Materials                                                    $  144,164,816
-------------------------------------------------------------------------------------------------------
                      CAPITAL GOODS -- 6.3%
                      Construction & Engineering -- 0.2%
      63,899          InterContinental Hotels Group Plc (A.D.R.)                         $    2,428,801
-------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates -- 1.7%
     959,984          General Electric Co.                                               $   24,777,187
-------------------------------------------------------------------------------------------------------
                      Construction & Farm Machinery & Heavy Trucks -- 0.5%
     119,061          PACCAR, Inc.                                                       $    7,777,065
-------------------------------------------------------------------------------------------------------
                      Industrial Machinery -- 3.0%
   1,433,678          The Gorman-Rupp Co.+                                               $   45,504,940
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Equity Income Fund | Annual Report | 10/31/14

-------------------------------------------------------------------------------------------------------
 Shares                                                                                  Value
-------------------------------------------------------------------------------------------------------
                      Trading Companies & Distributors -- 0.9%
     200,000          Rexel SA                                                           $    3,358,757
     193,548          Wolseley Plc                                                           10,266,201
                                                                                         --------------
                                                                                         $   13,624,958
                                                                                         --------------
                      Total Capital Goods                                                $   94,112,951
-------------------------------------------------------------------------------------------------------
                      COMMERCIAL SERVICES & SUPPLIES -- 2.3%
                      Office Services & Supplies -- 0.8%
     202,600          MSA Safety, Inc.                                                   $   11,643,422
-------------------------------------------------------------------------------------------------------
                      Diversified Support Services -- 1.2%
     300,000          G&K Services, Inc.                                                 $   18,921,000
-------------------------------------------------------------------------------------------------------
                      Human Resource & Employment Services -- 0.3%
     100,000          Randstad Holding NV                                                $    4,406,098
                                                                                         --------------
                      Total Commercial Services & Supplies                               $   34,970,520
-------------------------------------------------------------------------------------------------------
                      TRANSPORTATION -- 1.4%
                      Railroads -- 1.4%
     221,477          Canadian National Railway Co.                                      $   15,631,847
     150,637          CSX Corp.                                                               5,367,196
                                                                                         --------------
                                                                                         $   20,999,043
                                                                                         --------------
                      Total Transportation                                               $   20,999,043
-------------------------------------------------------------------------------------------------------
                      CONSUMER DURABLES & APPAREL -- 1.7%
                      Household Appliances -- 1.7%
     400,000          Electrolux AB                                                      $   11,337,654
      82,000          Whirlpool Corp.                                                        14,108,100
                                                                                         --------------
                                                                                         $   25,445,754
                                                                                         --------------
                      Total Consumer Durables & Apparel                                  $   25,445,754
-------------------------------------------------------------------------------------------------------
                      CONSUMER SERVICES -- 2.7%
                      Hotels, Resorts & Cruise Lines -- 0.8%
     305,331          InterContinental Hotels Group Plc                                  $   11,566,756
-------------------------------------------------------------------------------------------------------
                      Leisure Facilities -- 1.9%
     607,087          Cedar Fair LP                                                      $   28,690,932
                                                                                         --------------
                      Total Consumer Services                                            $   40,257,688
-------------------------------------------------------------------------------------------------------
                      MEDIA -- 1.7%
                      Movies & Entertainment -- 0.7%
     500,000          Regal Entertainment Group                                          $   11,075,000
-------------------------------------------------------------------------------------------------------
                      Publishing -- 1.0%
     114,100          John Wiley & Sons, Inc. (Class A)                                  $    6,662,299
     150,000          Meredith Corp.                                                          7,821,000
                                                                                         --------------
                                                                                         $   14,483,299
                                                                                         --------------
                      Total Media                                                        $   25,558,299
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 21

-------------------------------------------------------------------------------------------------------
 Shares                                                                                  Value
-------------------------------------------------------------------------------------------------------
                      RETAILING -- 1.9%
                      Department Stores -- 1.6%
     223,538          Macy's, Inc.                                                       $   12,924,967
     156,606          Nordstrom, Inc.                                                        11,371,162
                                                                                         --------------
                                                                                         $   24,296,129
-------------------------------------------------------------------------------------------------------
                      Apparel Retail -- 0.3%
      72,983          Foot Locker, Inc.                                                  $    4,087,778
                                                                                         --------------
                      Total Retailing                                                    $   28,383,907
-------------------------------------------------------------------------------------------------------
                      FOOD, BEVERAGE & TOBACCO -- 14.0%
                      Soft Drinks -- 2.9%
     128,646          Coca-Cola Enterprises, Inc.                                        $    5,576,804
     353,400          Dr. Pepper Snapple Group, Inc.                                         24,472,950
     323,033          The Coca-Cola Co.                                                      13,528,622
                                                                                         --------------
                                                                                         $   43,578,376
-------------------------------------------------------------------------------------------------------
                      Packaged Foods & Meats -- 11.1%
     443,300          Campbell Soup Co.                                                  $   19,580,561
     443,287          General Mills, Inc.                                                    23,033,193
      72,108          John B Sanfilippo & Son, Inc.                                           2,678,812
     301,010          Kellogg Co.                                                            19,252,600
     450,600          Kraft Foods Group, Inc.                                                25,391,310
     100,000          McCormick & Co., Inc.                                                   7,072,000
     769,000          Mondelez International, Inc.                                           27,114,940
     503,396          Pinnacle Foods, Inc.                                                   17,014,785
     257,582          The Hershey Co.                                                        24,704,690
                                                                                         --------------
                                                                                         $  165,842,891
                                                                                         --------------
                      Total Food, Beverage & Tobacco                                     $  209,421,267
-------------------------------------------------------------------------------------------------------
                      HOUSEHOLD & PERSONAL PRODUCTS -- 1.1%
                      Household Products -- 1.1%
     167,210          The Clorox Co.                                                     $   16,637,395
                                                                                         --------------
                      Total Household & Personal Products                                $   16,637,395
-------------------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT & SERVICES -- 6.0%
                      Health Care Equipment -- 4.1%
     298,900          Abbott Laboratories                                                $   13,029,051
     234,100          Becton Dickinson and Co.                                               30,128,670
   1,079,500          Smith & Nephew Plc                                                     18,246,235
                                                                                         --------------
                                                                                         $   61,403,956
-------------------------------------------------------------------------------------------------------
                      Health Care Distributors -- 1.9%
     149,887          Cardinal Health, Inc.                                              $   11,763,132
     509,300          Owens & Minor, Inc.                                                    16,969,876
                                                                                         --------------
                                                                                         $   28,733,008
                                                                                         --------------
                      Total Health Care Equipment & Services                             $   90,136,964
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Equity Income Fund | Annual Report | 10/31/14

-------------------------------------------------------------------------------------------------------
 Shares                                                                                  Value
-------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS, BIOTECHNOLOGY &
                      LIFE SCIENCES -- 7.5%
                      Pharmaceuticals -- 7.5%
     170,000          AstraZeneca Plc (A.D.R.)                                           $   12,399,800
     259,300          Eli Lilly & Co.                                                        17,199,369
     345,501          GlaxoSmithKline Plc (A.D.R.)                                           15,716,840
     123,513          Johnson & Johnson                                                      13,312,231
     498,405          Merck & Co., Inc.                                                      28,877,586
      75,000          Novartis AG (A.D.R.)                                                    6,951,750
     304,026          Pfizer, Inc.                                                            9,105,579
     100,000          Roche Holding AG (A.D.R.)                                               3,681,000
     149,269          Zoetis, Inc.                                                            5,546,836
                                                                                         --------------
                                                                                         $  112,790,991
                                                                                         --------------
                      Total Pharmaceuticals, Biotechnology & Life Sciences               $  112,790,991
-------------------------------------------------------------------------------------------------------
                      BANKS -- 10.8%
                      Diversified Banks -- 7.0%
     861,564          Bank of America Corp.                                              $   14,784,438
     267,000          Canadian Imperial Bank of Commerce                                     24,368,324
     758,700          US Bancorp/MN                                                          32,320,620
     622,400          Wells Fargo & Co.                                                      33,043,216
                                                                                         --------------
                                                                                         $  104,516,598
-------------------------------------------------------------------------------------------------------
                      Regional Banks -- 2.2%
     427,900          BB&T Corp.                                                         $   16,208,852
     185,800          The PNC Financial Services Group, Inc.                                 16,051,262
                                                                                         --------------
                                                                                         $   32,260,114
-------------------------------------------------------------------------------------------------------
                      Thrifts & Mortgage Finance -- 1.6%
   1,028,800          New York Community Bancorp, Inc.                                   $   16,409,360
     530,000          People's United Financial, Inc.                                         7,748,600
                                                                                         --------------
                                                                                         $   24,157,960
                                                                                         --------------
                      Total Banks                                                        $  160,934,672
-------------------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIALS -- 2.3%
                      Asset Management & Custody Banks -- 2.0%
     277,100          Federated Investors, Inc. (Class B)                                $    8,664,917
      65,000          Northern Trust Corp.                                                    4,309,500
     225,754          State Street Corp.                                                     17,035,397
                                                                                         --------------
                                                                                         $   30,009,814
-------------------------------------------------------------------------------------------------------
                      Investment Banking & Brokerage -- 0.3%
     139,257          Morgan Stanley Co.                                                 $    4,867,032
                                                                                         --------------
                      Total Diversified Financials                                       $   34,876,846
-------------------------------------------------------------------------------------------------------
                      INSURANCE -- 4.2%
                      Life & Health Insurance -- 0.5%
      85,000          Prudential Financial, Inc.                                         $    7,525,900
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 23

-------------------------------------------------------------------------------------------------------
 Shares                                                                                  Value
-------------------------------------------------------------------------------------------------------
                      Property & Casualty Insurance -- 3.7%
     335,587          The Chubb Corp.                                                    $   33,343,924
     223,272          The Travelers Companies, Inc.                                          22,505,818
                                                                                         --------------
                                                                                         $   55,849,742
                                                                                         --------------
                      Total Insurance                                                    $   63,375,642
-------------------------------------------------------------------------------------------------------
                      REAL ESTATE -- 2.9%
                      Hotel & Resort REIT -- 0.6%
     293,416          Chesapeake Lodging Trust                                           $    9,694,465
-------------------------------------------------------------------------------------------------------
                      Office REIT -- 0.4%
      68,671          Alexandria Real Estate Equities, Inc.                              $    5,699,693
-------------------------------------------------------------------------------------------------------
                      Residential REIT -- 0.6%
     122,333          Camden Property Trust                                              $    9,379,271
-------------------------------------------------------------------------------------------------------
                      Retail REIT -- 0.6%
     331,872          Kimco Realty Corp.                                                 $    8,280,206
-------------------------------------------------------------------------------------------------------
                      Specialized REIT -- 0.7%
     320,071          CBS Outdoor Americas, Inc.                                         $    9,739,761
                                                                                         --------------
                      Total Real Estate                                                  $   42,793,396
-------------------------------------------------------------------------------------------------------
                      SOFTWARE & SERVICES -- 0.9%
                      Systems Software -- 0.9%
     290,895          Microsoft Corp.                                                    $   13,657,520
                                                                                         --------------
                      Total Software & Services                                          $   13,657,520
-------------------------------------------------------------------------------------------------------
                      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.8%
                      Computer Storage & Peripherals -- 0.5%
     252,890          EMC Corp.                                                          $    7,265,530
-------------------------------------------------------------------------------------------------------
                      Technology Hardware, Storage & Peripherals -- 0.3%
     125,000          Hewlett-Packard Co.                                                $    4,485,000
                                                                                         --------------
                      Total Technology Hardware & Equipment                              $   11,750,530
-------------------------------------------------------------------------------------------------------
                      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.4%
                      Semiconductor Equipment -- 0.3%
      86,033          Cabot Microelectronics Corp.*                                      $    4,149,372
-------------------------------------------------------------------------------------------------------
                      Semiconductors -- 5.1%
     159,684          Analog Devices, Inc.                                               $    7,923,520
     651,769          Intel Corp.                                                            22,166,664
     303,300          Linear Technology Corp.                                                12,993,372
     550,500          Microchip Technology, Inc.                                             23,732,055
     500,000          NVIDIA Corp.                                                            9,770,000
                                                                                         --------------
                                                                                         $   76,585,611
                                                                                         --------------
                      Total Semiconductors & Semiconductor Equipment                     $   80,734,983
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24 Pioneer Equity Income Fund | Annual Report | 10/31/14

-------------------------------------------------------------------------------------------------------
 Shares                                                                                  Value
-------------------------------------------------------------------------------------------------------
                      TELECOMMUNICATION SERVICES -- 0.9%
                      Integrated Telecommunication Services -- 0.9%
   2,400,000          Singapore Telecommunications, Ltd.                                 $    7,057,725
     136,725          Verizon Communications, Inc.                                            6,870,431
                                                                                         --------------
                                                                                         $   13,928,156
                                                                                         --------------
                      Total Telecommunication Services                                   $   13,928,156
-------------------------------------------------------------------------------------------------------
                      UTILITIES -- 10.8%
                      Electric Utilities -- 3.1%
    287,150           American Electric Power Co., Inc.                                  $   16,752,331
    119,900           NextEra Energy, Inc.*                                                  12,016,378
    200,000           Northeast Utilities                                                     9,870,000
    200,000           Westar Energy, Inc.                                                     7,562,000
                                                                                         --------------
                                                                                         $   46,200,709
-------------------------------------------------------------------------------------------------------
                      Gas Utilities -- 3.5%
    370,500           AGL Resources, Inc.                                                $   19,973,655
    237,700           National Fuel Gas Co.                                                  16,455,971
    655,000           Questar Corp.                                                          15,792,050
                                                                                         --------------
                                                                                         $   52,221,676
-------------------------------------------------------------------------------------------------------
                      Multi-Utilities -- 3.3%
    442,569           Alliant Energy Corp.                                               $   27,399,447
    498,500           Ameren Corp.                                                           21,106,490
                                                                                         --------------
                                                                                         $   48,505,937
-------------------------------------------------------------------------------------------------------
                      Water Utilities -- 0.9%
    262,000           American Water Works Co., Inc.                                     $   13,982,940
                                                                                         --------------
                      Total Utilities                                                    $  160,911,262
-------------------------------------------------------------------------------------------------------
                      TOTAL COMMON STOCKS
                      (Cost $1,063,633,082)                                              $1,497,343,888
-------------------------------------------------------------------------------------------------------
                      TOTAL INVESTMENT IN SECURITIES -- 100.0%
                      (Cost $1,063,633,082) (a)                                          $1,497,343,888
-------------------------------------------------------------------------------------------------------
                      OTHER ASSETS & LIABILITIES -- 0.0%                                 $      193,334
-------------------------------------------------------------------------------------------------------
                      TOTAL NET ASSETS -- 100.0%                                         $1,497,537,222
=======================================================================================================

*          Non-income producing security.

(A.D.R.)   American Depositary Receipts.

REIT       Real Estate Investment Trust.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 25

(a) At October 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,048,844,584 was as follows:

               Aggregate gross unrealized appreciation for all investments in which
                 there is an excess of value over tax cost                             $  460,983,915

               Aggregate gross unrealized depreciation for all investments in which
                 there is an excess of tax cost over value                                (12,484,611)
                                                                                       --------------
               Net unrealized appreciation                                             $  448,499,304
                                                                                       ==============

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2014 aggregated $429,690,195 and $539,260,369, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

  Level 1 -- quoted prices in active markets for identical securities.

  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments:

------------------------------------------------------------------------------------------
                                 Level 1              Level 2    Level 3    Total
------------------------------------------------------------------------------------------
Common Stocks                    $1,497,343,888       $--        $--        $1,497,343,888
------------------------------------------------------------------------------------------
  Total                          $1,497,343,888       $--        $--        $1,497,343,888
==========================================================================================

During the year ended October 31, 2014, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Equity Income Fund | Annual Report | 10/31/14

Statement of Assets and Liabilities | 10/31/14

ASSETS:
  Investment in securities of unaffiliated issuers, at value
     (cost $1,056,306,740)                                                     $1,451,838,948
  Investment in securities of affiliated issuers, at value (cost $7,326,342)       45,504,940
---------------------------------------------------------------------------------------------
     Total investments in securities, at value (cost $1,063,633,082)           $1,497,343,888
  Cash                                                                              2,603,229
  Foreign currency (cost $455,002)                                                    431,192
  Receivables --
     Investment securities sold                                                     9,230,639
     Fund shares sold                                                               1,660,724
     Dividends                                                                      2,304,482
  Other                                                                                23,191
---------------------------------------------------------------------------------------------
        Total assets                                                           $1,513,597,345
=============================================================================================
LIABILITIES:
   Payables --
     Investment securities purchased                                           $   13,503,516
     Fund shares repurchased                                                        1,947,953
   Due to affiliates                                                                  529,568
   Trustee fees                                                                         4,570
   Accrued expenses                                                                    74,516
---------------------------------------------------------------------------------------------
        Total liabilities                                                      $   16,060,123
=============================================================================================
NET ASSETS:
  Paid-in capital                                                              $  914,938,478
  Undistributed net investment income                                              20,841,002
  Accumulated net realized gain on investments                                    128,149,170
  Net unrealized appreciation on investments                                      433,710,806
  Net unrealized depreciation on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies                  (102,234)
---------------------------------------------------------------------------------------------
        Total net assets                                                       $1,497,537,222
=============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $769,869,319/21,108,492 shares)                            $        36.47
  Class B (based on $10,297,769/284,163 shares)                                $        36.24
  Class C (based on $115,762,010/3,213,380 shares)                             $        36.03
  Class K (based on $10,849,187/297,115 shares)                                $        36.52
  Class R (based on $79,042,423/2,143,161 shares)                              $        36.88
  Class Y (based on $510,415,855/13,881,959 shares)                            $        36.77
  Class Z (based on $1,300,659/35,608 shares)                                  $        36.53
MAXIMUM OFFERING PRICE:
   Class A ($36.47 (divided by) 94.25%)                                        $        38.69
=============================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 27

Statement of Operations

For the Year Ended 10/31/14

INVESTMENT INCOME:
  Dividends (including income from affiliated issuers of
     $516,124 and net of foreign tax withheld of $253,242)          $  54,906,435
  Interest                                                                    563
--------------------------------------------------------------------------------------------------
        Total investment income                                                       $ 54,906,998
--------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                   $   9,049,733
  Transfer agent fees and expenses
     Class A                                                              485,694
     Class B                                                               49,620
     Class C                                                               47,841
     Class K                                                                  222
     Class R                                                                4,402
     Class Y                                                                3,968
     Class Z                                                                1,129
  Distribution fees
     Class A                                                            2,000,746
     Class B                                                              119,064
     Class C                                                            1,108,620
     Class R                                                              417,975
  Shareholder communications expense                                    1,894,652
  Administrative reimbursement                                            477,023
  Custodian fees                                                           36,039
  Registration fees                                                       140,602
  Professional fees                                                        93,030
  Printing expense                                                         38,862
  Fees and expenses of nonaffiliated Trustees                              58,218
  Miscellaneous                                                           104,356
--------------------------------------------------------------------------------------------------
     Total expenses                                                                   $ 16,131,796
--------------------------------------------------------------------------------------------------
        Net investment income                                                         $ 38,775,202
==================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                                    $ 128,282,771
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies                 (96,000)    $128,186,771
--------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                    $   8,864,771
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies                (113,062)    $  8,751,709
--------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                           $136,938,480
--------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                $175,713,682
==================================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Equity Income Fund | Annual Report | 10/31/14

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------
                                                                Year Ended        Year Ended
                                                                10/31/14          10/31/13
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                           $   38,775,202    $    31,994,737
Net realized gain on investments and foreign
  currency transactions                                            128,186,771        104,250,839
Change in net unrealized appreciation on investments
  and foreign currency transactions                                  8,751,709        177,491,319
--------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations       $  175,713,682    $   313,736,895
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class A ($0.80 and $0.89 per share, respectively)          $  (18,352,204)   $   (21,599,528)
     Class B ($0.40 and $0.53 per share, respectively)                (135,583)          (276,158)
     Class C ($0.55 and $0.67 per share, respectively)              (1,761,651)        (1,907,977)
     Class K ($0.94 and $0.58 per share, respectively)                 (97,088)              (604)
     Class R ($0.67 and $0.79 per share, respectively)              (1,598,587)        (2,064,799)
     Class Y ($0.91 and $1.00 per share, respectively)             (12,885,265)       (12,526,595)
     Class Z ($0.85 and $0.95 per share, respectively)                 (52,341)           (75,793)
Net realized gain:
     Class A ($1.15 and $0.00 per share, respectively)          $  (26,460,393)   $            --
     Class B ($1.15 and $0.00 per share, respectively)                (449,286)                --
     Class C ($1.15 and $0.00 per share, respectively)              (3,553,217)                --
     Class K ($1.15 and $0.00 per share, respectively)                  (3,933)                --
     Class R ($1.15 and $0.00 per share, respectively)              (2,944,529)                --
     Class Y ($1.15 and $0.00 per share, respectively)             (15,774,041)                --
     Class Z ($1.15 and $0.00 per share, respectively)                 (94,442)                --
--------------------------------------------------------------------------------------------------
        Total distributions to shareowners                      $  (84,162,560)   $   (38,451,454)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                    $  309,566,344    $   364,605,306
Reinvestment of distributions                                       74,758,846         33,710,949
Cost of shares repurchased                                        (460,644,848)      (368,582,013)
--------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
        Fund share transactions                                 $  (76,319,658)   $    29,734,242
--------------------------------------------------------------------------------------------------
     Net increase in net assets                                 $   15,231,464    $   305,019,683
NET ASSETS:
Beginning of year                                                1,482,305,758      1,177,286,075
--------------------------------------------------------------------------------------------------
End of year                                                     $1,497,537,222    $ 1,482,305,758
--------------------------------------------------------------------------------------------------
Undistributed net investment income                             $   20,841,002    $    17,077,953
==================================================================================================

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 29

--------------------------------------------------------------------------------------------------
                                '14 Shares      '14 Amount         '13 Shares      '13 Amount
--------------------------------------------------------------------------------------------------
Class A
Shares sold                       3,386,585      $  118,220,828      5,532,427      $ 169,199,449
Reinvestment of distributions     1,259,648          43,052,042        686,669         20,628,412
Less shares repurchased          (7,588,919)       (265,225,868)    (6,463,743)      (198,413,459)
--------------------------------------------------------------------------------------------------
   Net decrease                  (2,942,686)     $ (103,952,998)      (244,647)     $  (8,585,598)
==================================================================================================
Class B
Shares sold or exchanged             11,816      $      402,086         29,611      $     899,348
Reinvestment of distributions        16,387             551,481          8,981            261,420
Less shares repurchased            (147,775)         (5,102,064)      (215,827)        (6,589,536)
--------------------------------------------------------------------------------------------------
   Net decrease                    (119,572)     $   (4,148,497)      (177,235)     $  (5,428,768)
==================================================================================================
Class C
Shares sold                         557,786      $   19,152,401        888,119      $  27,428,798
Reinvestment of distributions       110,592           3,720,045         45,013          1,329,232
Less shares repurchased            (545,471)        (18,857,316)      (636,045)       (19,429,355)
--------------------------------------------------------------------------------------------------
   Net increase                     122,907      $    4,015,130        297,087      $   9,328,675
==================================================================================================
Class K*
Shares sold                         321,601      $   11,597,482          3,409      $     110,538
Reinvestment of distributions         2,819             100,616             12                399
Less shares repurchased             (30,712)         (1,095,715)           (14)              (440)
--------------------------------------------------------------------------------------------------
   Net increase                     293,708      $   10,602,383          3,407      $     110,497
==================================================================================================
Class R
Shares sold                         365,050      $   12,872,885        461,884      $  14,577,627
Reinvestment of distributions       129,561           4,463,805         67,038          2,025,420
Less shares repurchased            (829,085)        (29,056,585)      (868,818)       (26,998,223)
--------------------------------------------------------------------------------------------------
   Net decrease                    (334,474)     $  (11,719,895)      (339,896)     $ (10,395,176)
==================================================================================================
Class Y
Shares sold                       4,181,507      $  146,976,992      4,883,671      $ 150,372,803
Reinvestment of distributions       658,068          22,725,568        308,981          9,390,594
Less shares repurchased          (3,914,688)       (139,019,101)    (3,686,500)      (114,975,277)
--------------------------------------------------------------------------------------------------
   Net increase                     924,887      $   30,683,459      1,506,152      $  44,788,120
==================================================================================================
Class Z
Shares sold                           9,802      $      343,670         63,513      $   2,016,743
Reinvestment of distributions         4,268             145,289          2,517             75,472
Less shares repurchased             (65,295)         (2,288,199)       (70,444)        (2,175,723)
--------------------------------------------------------------------------------------------------
   Net decrease                     (51,225)     $   (1,799,240)        (4,414)     $     (83,508)
==================================================================================================

* Class K shares were first publicly offered on December 20, 2012.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Equity Income Fund | Annual Report | 10/31/14

Financial Highlights

---------------------------------------------------------------------------------------------------------------------
                                                               Year        Year      Year       Year        Year
                                                               Ended       Ended     Ended      Ended       Ended
                                                               10/31/14    10/31/13  10/31/12   10/31/11    10/31/10
---------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                           $   34.35   $ 27.96   $ 26.19    $ 23.92     $  20.24
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                $    0.96   $  0.75   $  1.05    $  0.48     $   0.46
   Net realized and unrealized gain (loss) on investments           3.11      6.53      1.56       2.20         3.63
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $    4.07   $  7.28   $  2.61    $  2.68     $   4.09
---------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                       $   (0.80)  $ (0.89)  $ (0.84)   $ (0.41)    $  (0.40)
   Net realized gain                                               (1.15)       --        --         --           --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                            $   (1.95)  $ (0.89)  $ (0.84)   $ (0.41)    $  (0.40)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $    2.12   $  6.39   $  1.77    $  2.27     $   3.69
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $   36.47   $ 34.35   $ 27.96    $ 26.19     $  23.92
=====================================================================================================================
Total return*                                                      12.33%    26.52%    10.09%     11.26%       20.36%
Ratio of net expenses to average net assets                         1.09%     1.10%     1.14%      1.15%        1.19%
Ratio of net investment income (loss) to average net assets         2.56%     2.39%     3.86%      1.78%        1.93%
Portfolio turnover rate                                               29%       26%       49%        24%          15%
Net assets, end of period (in thousands)                       $ 769,869   $826,039  $679,254   $630,087    $606,693
=====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 31

---------------------------------------------------------------------------------------------------------------------
                                                               Year        Year      Year       Year        Year
                                                               Ended       Ended     Ended      Ended       Ended
                                                               10/31/14    10/31/13  10/31/12   10/31/11    10/31/10
---------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                           $ 34.13     $ 27.77   $ 26.02    $ 23.77     $ 20.10
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                $  0.90     $  0.58   $  0.97    $  0.43     $  0.38
   Net realized and unrealized gain (loss) on investments         2.76        6.31      1.31       1.97        3.47
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  3.66     $  6.89   $  2.28    $  2.40     $  3.85
---------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                       $ (0.40)    $ (0.53)  $ (0.53)   $ (0.15)    $ (0.18)
   Net realized gain                                             (1.15)         --        --         --          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                            $ (1.55)    $ (0.53)  $ (0.53)   $ (0.15)    $ (0.18)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  2.11     $  6.36   $  1.75    $  2.25     $  3.67
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 36.24     $ 34.13   $ 27.77    $ 26.02     $ 23.77
=====================================================================================================================
Total return*                                                    11.09%      25.14%     8.83%     10.12%      19.23%
Ratio of net expenses to average net assets                       2.22%       2.22%     2.24%      2.17%       2.17%
Ratio of net investment income (loss) to average net assets       1.47%       1.33%     2.81%      0.78%       0.98%
Portfolio turnover rate                                             29%         26%       49%        24%         15%
Net assets, end of period (in thousands)                       $10,298     $13,779   $16,136    $21,744     $32,604
=====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Equity Income Fund | Annual Report | 10/31/14

---------------------------------------------------------------------------------------------------------------------
                                                               Year        Year      Year       Year        Year
                                                               Ended       Ended     Ended      Ended       Ended
                                                               10/31/14    10/31/13  10/31/12   10/31/11    10/31/10
---------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                           $  33.94    $  27.64  $ 25.91    $ 23.66     $ 20.01
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                $   0.62    $   0.47  $  0.84    $  0.27     $  0.32
   Net realized and unrealized gain (loss) on investments          3.17        6.50     1.54       2.20        3.55
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $   3.79    $   6.97  $  2.38    $  2.47     $  3.87
---------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                       $  (0.55)   $  (0.67) $ (0.65)   $ (0.22)    $ (0.22)
   Net realized gain                                              (1.15)         --       --         --          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                            $  (1.70)   $  (0.67) $ (0.65)   $ (0.22)    $ (0.22)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   2.09    $   6.30  $  1.73    $  2.25     $  3.65
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  36.03    $  33.94  $ 27.64    $ 25.91     $ 23.66
=====================================================================================================================
Total return*                                                     11.57%      25.61%    9.26%     10.45%      19.46%
Ratio of net expenses to average net assets                        1.80%       1.84%    1.86%      1.91%       1.96%
Ratio of net investment income (loss) to average net assets        1.83%       1.62%    3.13%      1.02%       1.17%
Portfolio turnover rate                                              29%         26%      49%        24%         15%
Net assets, end of period (in thousands)                       $115,762    $104,890  $77,219    $70,683     $66,536
=====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 33

------------------------------------------------------------------------------------------------
                                                                      Ended         12/20/12 (a)
                                                                      10/31/14      to 10/31/13
------------------------------------------------------------------------------------------------
Class K
Net asset value, beginning of period                                  $ 34.38       $ 28.30
------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                                        $  0.96       $  0.03
  Net realized and unrealized gain (loss) on investments                 3.27          6.63
------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                    $  4.23       $  6.66
------------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net investment income                                               $ (0.94)      $ (0.58)
  Net realized gain                                                     (1.15)           --
------------------------------------------------------------------------------------------------
Total distributions                                                   $ (2.09)      $ (0.58)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                            $  2.14       $  6.08
------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 36.52       $ 34.38
================================================================================================
Total return*                                                           12.82%        23.72%(b)
Ratio of net expenses to average net assets                              0.69%         0.66%**
Ratio of net investment income (loss) to average net assets              2.24%         1.84%**
Portfolio turnover rate                                                    29%           26%
Net assets, end of period (in thousands)                              $10,849       $   117
================================================================================================

(a) Class K shares were first publicly offered on December 20, 2012.

(b) Not Annualized.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Equity Income Fund | Annual Report | 10/31/14

---------------------------------------------------------------------------------------------------------------------
                                                               Year        Year      Year       Year        Year
                                                               Ended       Ended     Ended      Ended       Ended
                                                               10/31/14    10/31/13  10/31/12   10/31/11    10/31/10
---------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                           $ 34.71     $ 28.24   $ 26.45    $ 24.14     $ 20.43
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                $  0.88     $  0.72   $  1.03    $  0.36     $  0.44
   Net realized and unrealized gain (loss) on investments         3.11        6.54      1.52       2.28        3.62
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  3.99     $  7.26   $  2.55    $  2.64     $  4.06
---------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                       $ (0.67)    $ (0.79)  $ (0.76)   $ (0.33)    $ (0.35)
   Net realized gain                                             (1.15)         --        --         --          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                            $ (1.82)    $ (0.79)  $ (0.76)   $ (0.33)    $ (0.35)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  2.17     $  6.47   $  1.79    $  2.31     $  3.71
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 36.88     $ 34.71   $ 28.24    $ 26.45     $ 24.14
=====================================================================================================================
Total return*                                                    11.95%      26.13%     9.76%     10.96%      20.03%
Ratio of net expenses to average net assets                       1.43%       1.41%     1.41%      1.48%       1.44%
Ratio of net investment income (loss) to average net assets       2.22%       2.09%     3.62%      1.46%       1.68%
Portfolio turnover rate                                             29%         26%       49%        24%         15%
Net assets, end of period (in thousands)                       $79,042     $85,986   $79,557    $78,159     $67,450
=====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 35

----------------------------------------------------------------------------------------------------------------------
                                                               Year        Year       Year       Year        Year
                                                               Ended       Ended      Ended      Ended       Ended
                                                               10/31/14    10/31/13   10/31/12   10/31/11    10/31/10
----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                           $  34.62    $  28.17   $  26.38   $  24.09    $  20.37
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                $   0.98    $   0.78   $   1.05   $   0.44    $   0.49
   Net realized and unrealized gain (loss) on investments          3.23        6.67       1.67       2.37        3.74
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $   4.21    $   7.45   $   2.72   $   2.81    $   4.23
----------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                       $  (0.91)   $  (1.00)  $  (0.93)  $  (0.52)   $  (0.51)
   Net realized gain                                              (1.15)         --         --         --          --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                            $  (2.06)   $  (1.00)  $  (0.93)  $  (0.52)   $  (0.51)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   2.15    $   6.45   $   1.79   $   2.29    $   3.72
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  36.77    $  34.62   $  28.17   $  26.38    $  24.09
======================================================================================================================
Total return*                                                     12.67%      26.98%     10.47%     11.73%      20.98%
Ratio of net expenses to average net assets                        0.79%       0.76%      0.77%      0.75%       0.72%
Ratio of net investment income (loss) to average net assets        2.85%       2.68%      4.20%      2.16%       2.38%
Portfolio turnover rate                                              29%         26%        49%        24%         15%
Net assets, end of period (in thousands)                       $510,416    $448,509   $322,567   $238,647    $148,995
======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

The accompanying notes are an integral part of these financial statements.

36 Pioneer Equity Income Fund | Annual Report | 10/31/14

----------------------------------------------------------------------------------------------------------------------
                                                               Year        Year       Year       Year        Year
                                                               Ended       Ended      Ended      Ended       Ended
                                                               10/31/14    10/31/13   10/31/12   10/31/11    10/31/10
----------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                           $ 34.38     $ 27.98    $ 26.21    $23.95      $20.27
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                $  1.54     $  0.84    $  0.93    $ 0.30      $ 0.38
   Net realized and unrealized gain (loss) on investments         2.61        6.51       1.74      2.48        3.80
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  4.15     $  7.35    $  2.67    $ 2.78      $ 4.18
----------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                       $ (0.85)    $ (0.95)   $ (0.90)   $(0.52)     $(0.50)
   Net realized gain                                             (1.15)         --         --        --          --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                            $ (2.00)    $ (0.95)   $ (0.90)   $(0.52)     $(0.50)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  2.15     $  6.40    $  1.77    $ 2.26      $ 3.68
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 36.53     $ 34.38    $ 27.98    $26.21      $23.95
======================================================================================================================
Total return*                                                    12.58%      26.80%     10.31%    11.67%      20.84%
Ratio of net expenses to average net assets                       0.88%       0.87%      0.87%     0.85%       0.81%
Ratio of net investment income (loss) to average net assets       2.94%       2.58%      3.98%     2.05%       2.25%
Portfolio turnover rate                                             29%         26%        49%       24%         15%
Net assets, end of period (in thousands)                       $ 1,301     $ 2,985    $ 2,553    $1,653      $  505
======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

The accompanying notes are an integral part of these financial statements.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 37

Notes to Financial Statements | 10/31/14

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

During the year covered by this report, the Fund offered seven classes of shares designated as Class A, Class B, Class C, Class K, Class R, Class Y and Class Z shares. Class K shares were first publicly offered on December 20, 2012. The Fund ceased to offer Class B shares on November 10, 2014. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K, Class Y or Class Z shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

38 Pioneer Equity Income Fund | Annual Report | 10/31/14

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.,
    (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

    At October 31, 2014, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 39

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. As of October 31, 2014, the Fund did not accrue any interest or penalties with respect to unrecognized tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At October 31, 2014, the Fund reclassified $129,434 to decrease undistributed net investment income and $129,434 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    The tax character of distributions during the years ended October 31, 2014 and October 31, 2013, were as follows:

    ----------------------------------------------------------------------------
                                                         2014               2013
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                               $34,882,719        $38,451,454
    Long-term capital gain                         49,279,841                 --
    ----------------------------------------------------------------------------
         Total                                    $84,162,560        $38,451,454
    ============================================================================

40 Pioneer Equity Income Fund | Annual Report | 10/31/14

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2014:

    ----------------------------------------------------------------------------
                                                                            2014
    ----------------------------------------------------------------------------
    Distributable earnings:
    Undistributed ordinary income                                   $  5,889,102
    Undistributed long term capital gain                             128,312,572
    Net unrealized appreciation                                      448,397,070
    ----------------------------------------------------------------------------
         Total                                                      $582,598,744
    ============================================================================

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on Real Estate Investment Trust (REIT) holdings and partnerships.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $81,925 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2014.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class K, Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class K, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 41

E.  Risks

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

F.  Forward Foreign Currency Contracts

    The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% on assets over $10 billion. For the year ended October 31, 2014, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $50,224, in management fees, administrative costs and certain other reimbursements payable to PIM at October 31, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

42 Pioneer Equity Income Fund | Annual Report | 10/31/14

For the year ended October 31, 2014, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                               $  913,224
Class B                                                                   16,510
Class C                                                                  101,306
Class K                                                                       39
Class R                                                                  220,411
Class Y                                                                  639,556
Class Z                                                                    3,606
--------------------------------------------------------------------------------
  Total                                                               $1,894,652
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $458,824 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at October 31, 2014.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $20,520 in distribution fees payable to PFD at October 31, 2014.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class K, Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge
(CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 43 redeemed. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2014, CDSCs in the amount of $28,650 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2014, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility until February 12, 2014 was in the amount of $215 million. As of February 12, 2014 the facility is in the amount of $240 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.90% (0.85% as of February 12,
2014) on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in the credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended October 31, 2014, the Fund had no borrowings under the credit facility.

44 Pioneer Equity Income Fund | Annual Report | 10/31/14

7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended October 31, 2014:

---------------------------------------------------------------------------------------------
              Beginning                        Corporate
              Balance     Purchases  Sales     Actions    Ending       Dividend
 Affiliates   (shares)    (shares)   (shares)  (shares)   (shares)     Income     Value
---------------------------------------------------------------------------------------------
The Gorman-
  Rupp Co.    1,146,943   286,735         --        --    1,433,678    $516,124   $45,504,940

8. Forward Foreign Currency Contracts

During the year ended October 31, 2014, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average value of contracts open during the year ended October 31, 2014 was $ 2,817,810.

There were no forward foreign currency contracts outstanding at October 31, 2014.

9. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Fund, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Fund's independent registered public accounting firm, effective upon completion of the audit of the Fund's financial statements for the fiscal year ended October 31, 2013.

During the periods that Ernst & Young LLP served as the Fund's independent registered public accounting firm, including the Fund's fiscal years ended October 31, 2013 and October 31, 2012, Ernst & Young LLP's reports on the financial statements of the Fund have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 45 uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304
(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Conversion of Class B Shares

As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding Class B shares of the Fund were converted to Class A shares.

46 Pioneer Equity Income Fund | Annual Report | 10/31/14

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners
of Pioneer Equity Income Fund:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Equity Income Fund (the "Fund") as of October 31, 2014, and the related statements of operations and changes in net assets, and the financial highlights for year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of the Fund for the year ended October 31, 2013, and the financial highlights for the years ended October 31, 2013, 2012, 2011 and 2010 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated December 23, 2013.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income Fund as of October 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
December 24, 2014
                        Pioneer Equity Income Fund | Annual Report | 10/31/14 47

ADDITIONAL INFORMATION (unaudited)

For the year ended October 31, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2014 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100%.

48 Pioneer Equity Income Fund | Annual Report | 10/31/14

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Equity Income Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2014 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In July 2014, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 49 disclosure, first quintile is most favorable to the Fund's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Fund's performance and the performance results of the Fund over various time periods, including the Fund's performance results for periods ended June 30, 2014. The Trustees indicated that they were satisfied with PIM's response to the Fund's performance issues.

50 Pioneer Equity Income Fund | Annual Report | 10/31/14

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2014 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate above a certain asset level. The Trustees considered that the expense ratio of the Fund's Class A shares for the twelve months ended June 30, 2014 was in the third quintile relative to its Morningstar peer group and in the second quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 51

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoint in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

52 Pioneer Equity Income Fund | Annual Report | 10/31/14

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 53

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 53 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

54 Pioneer Equity Income Fund | Annual Report | 10/31/14

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                      Other Directorships
Position Held With the Fund   Length of Service        Principal Occupation                           Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (64)          Trustee since 2006.      Private investor (2004-2008 and                Director, Broadridge
Chairman of the Board and     Serves until a           2013-present); Chairman (2008 - 2013) and      Financial Solutions, Inc.
Trustee                       successor trustee is     Chief Executive Officer (2008 - 2012),         (investor communications and
                              elected or earlier       Quadriserv, Inc. (technology products for      securities processing
                              retirement or removal.   securities lending industry); and Senior       provider for financial
                                                       Executive Vice President, The Bank of New      services industry) (2009 -
                                                       York (financial and securities services)       present); Director,
                                                       (1986 - 2004)                                  Quadriserv, Inc. (2005 -
                                                                                                      2013); and Commissioner, New
                                                                                                      Jersey State Civil Service
                                                                                                      Commission (2011 - present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (70)            Trustee since 2005.      Managing Partner, Federal City Capital         Director of Enterprise
Trustee                       Serves until a           Advisors (corporate advisory services          Community Investment, Inc.
                              successor trustee is     company) (1997 - 2004 and 2008 - present);     (privately-held affordable
                              elected or earlier       Interim Chief Executive Officer, Oxford        housing finance company)
                              retirement or removal.   Analytica, Inc. (privately-held research and   (1985 - 2010); Director of
                                                       consulting company) (2010); Executive Vice     Oxford Analytica, Inc. (2008
                                                       President and Chief Financial Officer,         - present); Director of The
                                                       I-trax, Inc. (publicly traded health care      Swiss Helvetia Fund, Inc.
                                                       services company) (2004 - 2007); and           (closed-end fund) (2010 -
                                                       Executive Vice President and Chief Financial   present); and Director of New
                                                       Officer, Pedestal Inc. (internet-based         York Mortgage Trust (publicly
                                                       mortgage trading company) (2000 - 2002)        traded mortgage REIT) (2004 -
                                                                                                      2009, 2012 - present)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)     Trustee since 2008.      William Joseph Maier Professor of Political    Trustee, Mellon Institutional
Trustee                       Serves until a           Economy, Harvard University (1972 - present)   Funds Investment Trust and
                              successor trustee is                                                    Mellon Institutional Funds
                              elected or earlier                                                      Master Portfolio (oversaw 17
                              retirement or removal.                                                  portfolios in fund complex)
                                                                                                      (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 55

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                      Other Directorships
Position Held With the Fund   Length of Service        Principal Occupation                           Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (67)     Trustee since 1990.      Founding Director, Vice President and          None
Trustee                       Serves until a           Corporate Secretary, The Winthrop Group,
                              successor trustee is     Inc. (consulting firm) (1982 - present);
                              elected or earlier       Desautels Faculty of Management, McGill
                              retirement or removal.   University (1999 - present); and Manager of
                                                       Research Operations and Organizational
                                                       Learning, Xerox PARC, Xerox's advance
                                                       research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (66)      Trustee since 1990.      President and Chief Executive Officer,         Director of New America High
Trustee                       Serves until a           Newbury, Piret & Company, Inc. (investment     Income Fund, Inc. (closed-end
                              successor trustee is     banking firm) (1981 - present)                 investment company) (2004 -
                              elected or earlier                                                      present); and member, Board
                              retirement or removal.                                                  of Governors, Investment
                                                                                                      Company Institute (2000 -
                                                                                                      2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (67)**      Trustee since 2014.      Consultant (investment company services)       None
Trustee                       Serves until a           (2012 - present); Executive Vice President,
                              successor trustee is     BNY Mellon (financial and investment
                              elected or earlier       company services) (1969 - 2012); Director,
                              retirement or removal.   BNY International Financing Corp.
                                                       (financial services) (2002 - 2012); and
                                                       Director, Mellon Overseas Investment Corp.
                                                       (financial services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

56 Pioneer Equity Income Fund | Annual Report | 10/31/14

Interested Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                      Other Directorships
Position Held With the Fund   Length of Service        Principal Occupation                           Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes (56)*       Trustee since 2014.      Director and Executive Vice President          None
Trustee                       Serves until a           (since 2008) and Chief Investment Officer,
                              successor trustee is     U.S. (since 2010), of PIM-USA; Executive
                              elected or earlier       Vice President of Pioneer (since 2008);
                              retirement or removal.   Executive Vice President of Pioneer
                                                       Institutional Asset Management, Inc. (since
                                                       2009); Portfolio Manager of Pioneer (since
                                                       1999)
------------------------------------------------------------------------------------------------------------------------------------

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 57

Advisory Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                      Other Directorships
Position Held With the Fund   Length of Service        Principal Occupation                           Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Lorraine H. Monchak (58)**    Advisory Trustee since   Chief Investment Officer, 1199 SEIU            None
                              2014.                    National Benefit and Pension Funds (health
                                                       care workers union pension Funds) (2001 -
                                                       present); Vice President - International
                                                       Investments Group, American International
                                                       Group, Inc. (insurance company) (1993 -
                                                       2001); Vice President, Corporate Finance
                                                       and Treasury Group, Citibank, N.A. (1980 -
                                                       1986 and 1990 - 1993); Vice President -
                                                       Asset/Liability Management Group, Federal
                                                       Farm Funding Corp. (government-sponsored
                                                       Issuer of debt securities) (1988 - 1990);
                                                       Mortgage Strategies Group, Shearson Lehman
                                                       Hutton, Inc. (investment bank) (1987 -
                                                       1988); and Mortgage Securities Group,
                                                       Drexel Burnham Lambert, Ltd. (investment
                                                       bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

** Mr. Ricciardi became a Trustee and Ms. Monchak became a non-voting Advisory Trustee on November 11, 2014.

58 Pioneer Equity Income Fund | Annual Report | 10/31/14

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                   Term of Office and                                                    Other Directorships
Position Held With the Fund     Length of Service       Principal Occupation                          Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. Jones (52)              Since 2014. Serves at   Chair, Director, CEO and President of         None
President and Chief Executive   the discretion of the   Pioneer Investment Management USA (since
Officer                         Board.                  September 2014); Chair, Director, CEO and
                                                        President of Pioneer Investment Management,
                                                        Inc. (since September 2014); Chair,
                                                        Director, CEO and President of Pioneer
                                                        Funds Distributor, Inc. (since September
                                                        2014); Chair, Director, CEO and President
                                                        of Pioneer Institutional Asset Management,
                                                        Inc. (since September 2014); and Chair,
                                                        Director, and CEO of Pioneer Investment
                                                        Management Shareholder Services, Inc.
                                                        (since September 2014); Managing Director,
                                                        Morgan Stanley Investment Management
                                                        (2010 - 2013); and Director of Institutional
                                                        Business, CEO of International, Eaton Vance
                                                        Management (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (49)      Since 2003. Serves at   Vice President and Associate General          None
Secretary and Chief Legal       the discretion of the   Counsel of Pioneer since January 2008;
Officer                         Board.                  Secretary and Chief Legal Officer of all of
                                                        the Pioneer Funds since June 2010;
                                                        Assistant Secretary of all of the Pioneer
                                                        Funds from September 2003 to May 2010; and
                                                        Vice President and Senior Counsel of
                                                        Pioneer from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (53)          Since 2010. Serves at   Fund Governance Director of Pioneer since     None
Assistant Secretary             the discretion of the   December 2006 and Assistant Secretary of
                                Board.                  all the Pioneer Funds since June 2010;
                                                        Manager - Fund Governance of Pioneer from
                                                        December 2003 to November 2006; and Senior
                                                        Paralegal of Pioneer from January 2000 to
                                                        November 2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (52)               Since 2010. Serves at   Senior Counsel of Pioneer since May 2013      None
Assistant Secretary             the discretion of the   and Assistant Secretary of all the Pioneer
                                Board.                  Funds since June 2010; Counsel of Pioneer
                                                        from June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)            Since 2008. Serves at   Vice President - Fund Treasury of Pioneer;    None
Treasurer and Chief Financial   the discretion of the   Treasurer of all of the Pioneer Funds since
and Accounting Officer of the   Board.                  March 2008; Deputy Treasurer of Pioneer
Fund                                                    from March 2004 to February 2008; and
                                                        Assistant Treasurer of all of the Pioneer
                                                        Funds from March 2004 to February 2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (49)           Since 2000. Serves at   Director - Fund Treasury of Pioneer; and      None
Assistant Treasurer             the discretion of the   Assistant Treasurer of all of the Pioneer
                                Board.                  Funds
------------------------------------------------------------------------------------------------------------------------------------

                        Pioneer Equity Income Fund | Annual Report | 10/31/14 59

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                   Term of Office and                                                    Other Directorships
Position Held With the Fund     Length of Service       Principal Occupation                          Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (56)              Since 2002. Serves at   Fund Accounting Manager - Fund Treasury of    None
Assistant Treasurer             the discretion of the   Pioneer; and Assistant Treasurer of all of
                                Board.                  the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)           Since 2009. Serves at   Fund Administration Manager - Fund Treasury   None
Assistant Treasurer             the discretion of the   of Pioneer since November 2008; Assistant
                                Board.                  Treasurer of all of the Pioneer Funds since
                                                        January 2009; and Client Service Manager -
                                                        Institutional Investor Services at State
                                                        Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)            Since 2010. Serves at   Chief Compliance Officer of Pioneer and of    None
Chief Compliance Officer        the discretion of the   all the Pioneer Funds since March 2010;
                                Board.                  Director of Adviser and Portfolio
                                                        Compliance at Pioneer since October 2005;
                                                        and Senior Compliance Officer for Columbia
                                                        Management Advisers, Inc. from October 2003
                                                        to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (43)            Since 2006. Serves at   Director - Transfer Agency Compliance of      None
Anti-Money Laundering Officer   the discretion of the   Pioneer and Anti-Money Laundering Officer
                                Board.                  of all the Pioneer funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

60 Pioneer Equity Income Fund | Annual Report | 10/31/14

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109

us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2014 Pioneer Investments 19439-08-1214

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
The audit services provided to the Fund were totaled approximately $25,241 payable to Deloitte & Touche
LLP for the year ended October 31, 2014 and $31,686 were paid to the former auditor, Ernst & Young LLP for the year ended October 31, 2013.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no audit related fees and other fees for the Fund payable to Deloitte & Touche LLP for the year ended October 31, 2014 and no audit related fees and other fees were paid to the former auditor, Ernst & Young LLP for the year ended October 31, 2013.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,750 payable to Deloitte & Touche LLP for the year ended October 31,
2014 and $8,131 were paid to the former auditor, Ernst & Young LLP for the year ended October 31, 2013.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no audit related fees and other fees for the Fund payable to Deloitte & Touche LLP for the year ended October 31, 2014 and no audit related fees and other fees were paid to the former auditor, Ernst & Young LLP for the year ended October 31, 2013.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new
SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2014 and 2013, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund were $8,750 payable to Deloitte & Touche LLP for the year ended
October 31, 2014 and $8,131 were paid to the former auditor, Ernst & Young LLP for the year ended October 31,
2013.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date December 29, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date December 29, 2014


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date December 29, 2014

* Print the name and title of each signing officer under his or her signature.